Foreign exchange variations, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Income	R$ 207,264	R$ 305,190	R$ 194,035
Expenses	(270,928)	(233,827)	(201,092)
Foreign exchange variations	(63,664)	71,363	(7,057)
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Income	10,820		125,981
Expenses	(7,262)	(57,124)	(10,698)
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Income	107,602	21,370	33,680
Expenses	(73,615)	(85,447)	(19,336)
Swap contract [member]
IfrsStatementLineItems [Line Items]
Income	7,276	106,453	10,698
Expenses	(10,819)	(49,310)	(125,981)
Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Income	55,330	135,389	23,676
Expenses	(118,107)	(36,081)	(45,077)
Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Income	26,236	41,978
Expenses	R$ (61,125)	R$ (5,865)